SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Supplier A [Member]
Total purchases , percentage	22.00%
Supplier B [Member]
Total purchases , percentage		10.00%
Supplier C [Member]
Total purchases , percentage	10.00%
Supplier D [Member]
Total purchases , percentage		12.00%	10.00%
Supplier E [Member]
Total revenues, percentage	12.00%